Business Segments	3 Months Ended
Mar. 31, 2011
Business Segments [Abstract]
BUSINESS SEGMENTS
NOTE 24 — BUSINESS SEGMENTS
The Firm is managed on a line of business basis. There are six major reportable business segments — Investment Bank, Retail Financial Services, Card Services & Auto, Commercial Banking, Treasury & Securities Services and Asset Management, as well as a Corporate/Private Equity segment. The business segments are determined based on the products and services provided, or the type of customer served, and they reflect the manner in which financial information is currently evaluated by management. Results of these lines of business are presented on a managed basis. For a definition of managed basis, see the footnotes to the table below. For a further discussion concerning JPMorgan Chase’s business segments, see Business Segment Results on page 15 of this Form 10-Q, and pages 67–68 and Note 34 on pages 290–293 of JPMorgan Chase’s 2010 Annual Report.
Subsequent business segment changes
Commencing July 1, 2011, the Firm’s business segments have been reorganized as follows:
Auto and Student Lending transferred from the RFS segment and are reported with Card in a single segment. RFS continues as a segment, organized in two components: Consumer & Business Banking (formerly Retail Banking) and Mortgage Banking (including Mortgage Production and Servicing, and Real Estate Portfolios).
The business segment information associated with RFS and Card that is included in the following Segment Results section has been revised to reflect the business reorganization retroactive to January 1, 2010.
Segment results
The following tables provide a summary of the Firm’s segment results for the three months ended March 31, 2011 and 2010, on a managed basis. Total net revenue (noninterest revenue and net interest income) for each of the segments is presented on a fully tax-equivalent basis. Accordingly, revenue from tax-exempt securities and investments that receive tax credits are presented in the managed results on a basis comparable to taxable securities and investments. This approach allows management to assess the comparability of revenue arising from both taxable and tax-exempt sources. The corresponding income tax impact related to these items is recorded within income tax expense/(benefit).
Effective January 1, 2011, capital allocated to Card was reduced, largely reflecting portfolio runoff and the improving risk profile of the business; capital allocated to TSS was increased. The Firm continues to assess the level of capital required for each line of business, as well as the assumptions and methodologies used to allocate capital to the business segments, and further refinements may be implemented in future periods.
Segment results and reconciliation(a)

Three months ended March 31, 2011	Investment	Retail Financial	Card Services	Commercial
(in millions, except ratios)	Bank	Services	& Auto	Banking

Noninterest revenue	$6,176	$1,380	$1,047	$502
Net interest income	2,057	4,086	3,744	1,014

Total net revenue	8,233	5,466	4,791	1,516
Provision for credit losses	(429)	1,199	353	47
Credit allocation income(b)	—	—	—	—
Noninterest expense	5,016	4,900	1,917	563

Income/(loss) before income tax expense/(benefit)	3,646	(633)	2,521	906
Income tax expense/(benefit)	1,276	(234)	987	360

Net income/(loss)	$2,370	$(399)	$1,534	$546

Average common equity	$40,000	$25,000	$16,000	$8,000
Average assets	815,828	297,938	204,441	140,400
Return on average common equity	24%	(6)%	39%	28%
Overhead ratio	61	90	40	37

Three months ended March 31, 2011	Treasury &	Asset	Corporate/	Reconciling
(in millions, except ratios)	Securities Services	Management	Private Equity	Items(c)	Total

Noninterest revenue	$1,137	$2,020	$1,478	$(424)	$13,316
Net interest income	703	386	34	(119)	11,905

Total net revenue	1,840	2,406	1,512	(543)	25,221
Provision for credit losses	4	5	(10)	—	1,169
Credit allocation income/(expense)(b)	27	—	—	(27)	—
Noninterest expense	1,377	1,660	562	—	15,995

Income before income tax expense/(benefit)	486	741	960	(570)	8,057
Income tax expense/(benefit)	170	275	238	(570)	2,502

Net income	$316	$466	$722	$—	$5,555

Average common equity	$7,000	$6,500	$66,915	$—	$169,415
Average assets	47,873	68,918	529,054	NA	2,104,452
Return on average common equity	18%	29%	NM	NM	13%
Overhead ratio	75	69	NM	NM	63

Three months ended March 31, 2010	Investment	Retail Financial	Card Services	Commercial
(in millions, except ratios)	Bank	Services	& Auto	Banking

Noninterest revenue	$6,191	$2,523	$987	$500
Net interest income	2,128	4,447	4,266	916

Total net revenue	8,319	6,970	5,253	1,416
Provision for credit losses	(462)	3,559	3,686	214
Credit allocation income(b)	—	—	—	—
Noninterest expense	4,838	3,897	1,747	539

Income/(loss) before income tax expense/(benefit)	3,943	(486)	(180)	663
Income tax expense/(benefit)	1,472	(190)	(42)	273

Net income/(loss)	$2,471	$(296)	$(138)	$390

Average common equity	$40,000	$24,600	$18,400	$8,000
Average assets	676,122	325,856	224,979	133,013
Return on average common equity	25%	(5)%	(3)%	20%
Overhead ratio	58	56	33	38

Three months ended March 31, 2010	Treasury &	Asset	Corporate/	Reconciling
(in millions, except ratios)	Securities Services	Management	Private Equity	Items(c)	Total

Noninterest revenue	$1,146	$1,774	$1,281	$(441)	$13,961
Net interest income	610	357	1,076	(90)	13,710

Total net revenue	1,756	2,131	2,357	(531)	27,671
Provision for credit losses	(39)	35	17	—	7,010
Credit allocation income/(expense)(b)	(30)	—	—	30	—
Noninterest expense	1,325	1,442	2,336	—	16,124

Income/(loss) before income tax expense/(benefit)	440	654	4	(501)	4,537
Income tax expense/(benefit)	161	262	(224)	(501)	1,211

Net income	$279	$392	$228	$—	$3,326

Average common equity	$6,500	$6,500	$52,094	$—	$156,094
Average assets	38,273	62,525	577,912	NA	2,038,680
Return on average common equity	17%	24%	NM	NM	8%
Overhead ratio	75	68	NM	NM	58

(a)	In addition to analyzing the Firm’s results on a reported basis, management reviews the Firm’s lines of business results on a “managed basis,” which is a non-GAAP financial measure. The Firm’s definition of managed basis starts with the reported U.S. GAAP results and includes certain reclassifications as discussed below that do not have any impact on net income as reported by the lines of business or by the Firm as a whole.

(b)	IB manages credit exposures related to the Global Corporate Bank (“GCB”) on behalf of IB and TSS. Effective January 1, 2011, IB and TSS will share the economics related to the Firm’s GCB clients. Included within this allocation are net revenues, provision for credit losses, as well as expenses. Prior-year period reflected a reimbursement to IB for a portion of the total costs of managing the credit portfolio. IB recognizes this credit allocation as a component of all other income.

(c)	Segment managed results reflect revenue on a fully tax-equivalent basis, with the corresponding income tax impact recorded within income tax expense/(benefit). These adjustments are eliminated in reconciling items to arrive at the Firm’s reported U.S. GAAP results. Tax-equivalent adjustments for the three months ended March 31, 2011 and 2010, were as follows.

	Three months ended March 31,
(in millions)	2011	2010

Noninterest revenue	$451	$411
Net interest income	119	90
Income tax expense	570	501